Share Capital - Summary of Share Capital (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Value of shares issued and fully paid	$ 11		$ 11
Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised	130,000,000	130,000,000	130,000,000	130,000,000
Value of shares authorized	$ 1,300	$ 1,300	$ 1,300	$ 1,300
Number of shares issued and fully paid	1,103,348	1,099,797	1,102,792	895,051
Value of shares issued and fully paid	$ 11	$ 11	$ 11	$ 9
Class A ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised	110,000,000	110,000,000	110,000,000	110,000,000
Value of shares issued PIPE investors		$ 2
Number of ordinary shares issued to convertible preferred shareholders		191,667
Number of ordinary shares issued to employees for compensation		12,386
Number of ordinary shares issued to board members for board fees	556	693